UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        OPPENHEIMER QUEST FOR VALUE FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Balanced Fund


--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--72.7%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.7%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.4%
Apollo Group, Inc., Cl. A 1                                                        3,250,000    $   153,790,000
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.7%
Royal Caribbean Cruises Ltd. 2                                                     7,300,000        247,470,000
----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                  1,200,000         54,000,000
                                                                                                ----------------
                                                                                                    301,470,000
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Centex Corp.                                                                       4,250,000        201,067,500
----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--4.4%
Family Dollar Stores, Inc.                                                         4,000,000         90,880,000
----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                  5,400,000        189,594,000
                                                                                                ----------------
                                                                                                    280,474,000
----------------------------------------------------------------------------------------------------------------
ENERGY--4.5%
----------------------------------------------------------------------------------------------------------------
OIL & GAS--4.5%
ConocoPhillips                                                                     2,800,000        192,192,000
----------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                   2,000,000         93,980,000
                                                                                                ----------------
                                                                                                    286,172,000
----------------------------------------------------------------------------------------------------------------
FINANCIALS--15.7%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.5%
Citigroup, Inc.                                                                    6,000,000        289,860,000
----------------------------------------------------------------------------------------------------------------
INSURANCE--6.7%
AMBAC Financial Group, Inc.                                                        2,540,000        211,099,400
----------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                 1,200,000         72,804,000
----------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                      1,700,500        144,270,420
                                                                                                ----------------
                                                                                                    428,173,820
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--4.5%
Countrywide Financial Corp.                                                        8,000,000        286,640,000
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--16.4%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Biogen Idec, Inc. 1                                                                3,000,000        126,360,000
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
UnitedHealth Group, Inc.                                                           4,500,000        215,235,000
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--11.1%
Pfizer, Inc.                                                                      15,000,000        389,850,000
----------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                             6,700,000        317,513,000
                                                                                                ----------------
                                                                                                    707,363,000
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.3%
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
ChoicePoint, Inc. 1                                                                2,430,000         83,008,800
----------------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
Eaton Corp.                                                                        2,000,000        128,200,000
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.8%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.6%
Cisco Systems, Inc. 1                                                              7,000,000        124,950,000
----------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                    18,500,000        421,060,000
                                                                                                ----------------
                                                                                                    546,010,000


1       |       Oppenheimer Quest Balanced Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY CONTINUED
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.3%
Apple Computer, Inc. 1                                                             2,000,000    $   135,920,000
----------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                       20,000,000        203,000,000
                                                                                                ----------------
                                                                                                    338,920,000
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                  21,629,798        187,530,349
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc. 1                                                               1,500,000         79,170,000
                                                                                                ----------------
Total Common Stocks (Cost $4,457,487,489)                                                         4,639,444,469

                                                                                       UNITS
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
Raytheon Co. Wts., Exp. 6/16/11 1 (Cost $0)                                           97,453          1,257,144

                                                                                   PRINCIPAL
                                                                                      AMOUNT
----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--26.2%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.0%
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08         $ 34,360,000         33,876,142
----------------------------------------------------------------------------------------------------------------
MEDIA--1.4%
CBS Corp., 5.625% Sr. Unsec. Nts., 5/1/07                                         19,560,000         19,563,716
----------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13                               8,500,000          9,999,936
----------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25% Sr. Unsec. Debs., 9/1/08                  19,640,000         20,257,541
----------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.70% Nts., 7/15/11                                        41,285,000         41,504,595
                                                                                                ----------------
                                                                                                     91,325,788
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                                            42,080,000         41,215,593
----------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                     39,130,000         38,828,073
                                                                                                ----------------
                                                                                                     80,043,666
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
General Mills, Inc., 6% Unsec. Nts., 2/15/12                                      39,280,000         39,869,514
----------------------------------------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                                                  43,500,000         41,556,594
----------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                                            5,350,000          5,336,620
----------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                 35,610,000         35,667,724
                                                                                                ----------------
                                                                                                    122,430,452
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08                                  43,230,000         41,502,270
----------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
----------------------------------------------------------------------------------------------------------------
OIL & GAS--1.7%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07                                    43,790,000         42,861,696
----------------------------------------------------------------------------------------------------------------
Marathon Oil Corp., 5.375% Unsec. Nts., 6/1/07                                    40,515,000         40,437,049
----------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.125% Unsec. Nts., 4/15/07                                  28,750,000         28,823,801
                                                                                                ----------------
                                                                                                    112,122,546


2       |       Oppenheimer Quest Balanced Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
----------------------------------------------------------------------------------------------------------------
FINANCIALS--9.8%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.1%
Ameriprise Financial, Inc., 5.35% Sr. Unsec. Nts., 11/15/10                     $ 39,120,000    $    38,752,585
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 7.80% Nts., 8/15/07                                39,130,000         40,006,512
----------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (USA), 5.75% Unsec. Nts., 4/15/07               47,410,000         47,463,384
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                    29,880,000         29,788,388
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.70% Nts., Series B, 4/21/08                          43,990,000         42,736,241
                                                                                                ----------------
                                                                                                    198,747,110
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
HSBC Finance Corp., 7% Nts., 5/15/12                                              20,000,000         21,296,460
----------------------------------------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07                                        43,615,000         42,818,285
----------------------------------------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                                                  15,300,000         15,185,633
----------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.375% Nts., 6/1/10                                               39,280,000         37,899,504
                                                                                                ----------------
                                                                                                    117,199,882
----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.4%
American Express Credit Corp.:
3% Nts., 5/16/08                                                                  19,460,000         18,668,893
5% Nts., Series B, 12/2/10                                                        34,230,000         33,700,975
----------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                          39,250,000         37,763,956
                                                                                                ----------------
                                                                                                     90,133,824
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                             15,000,000         16,437,465
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                                                   26,426,000         26,346,246
6% Nts., 2/21/12                                                                  15,000,000         15,328,875
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07                                         46,725,000         46,585,526
                                                                                                ----------------
                                                                                                    104,698,112
----------------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
Berkshire Hathaway Finance Corp., 3.375% Nts., 10/15/08                           43,940,000         42,106,076
----------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/1/07          41,960,000         41,959,580
                                                                                                ----------------
                                                                                                     84,065,656
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
World Savings Bank FSB, 4.125% Sr. Nts., 3/10/08                                  30,080,000         29,450,937
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.7%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
Boeing Capital Corp., 6.50% Nts., 2/15/12                                         27,625,000         28,825,444
----------------------------------------------------------------------------------------------------------------
General Dynamics Corp., 4.50% Sr. Unsec. Nts., 8/15/10                            31,940,000         30,926,767
----------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06                                     43,840,000         43,652,146
----------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.75% Nts., 8/15/07                                                 43,810,000         44,240,740
                                                                                                ----------------
                                                                                                    147,645,097
----------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                            43,830,000         42,941,040
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06                                    15,100,000         15,104,485
----------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08                            8,740,000          8,899,243
                                                                                                ----------------
                                                                                                     24,003,728


3       |       Oppenheimer Quest Balanced Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Capital Corp.:
4.875% Nts., Series A, 10/21/10                                                 $ 24,450,000    $    23,952,711
6% Nts., 6/15/12                                                                  19,700,000         20,158,183
                                                                                                ----------------
                                                                                                     44,110,894
----------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
John Deere Capital Corp., 3.875% Nts., Series D, 3/7/07                           39,120,000         38,738,815
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Motorola, Inc., 4.608% Nts., 11/16/07                                             43,850,000         43,382,164
----------------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
E.I. du Pont de Nemours & Co., 4.125% Nts., 4/30/10                               34,225,000         32,728,478
----------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07                                       44,705,000         43,972,330
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                       29,370,000         29,775,747
----------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                             24,450,000         25,861,621
7.375% Sr. Nts., 9/1/12                                                           15,000,000         16,080,585
                                                                                                ----------------
                                                                                                     71,717,953
----------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
Duke Capital Corp., 7.50% Bonds, 10/1/09                                          30,455,000         32,143,121
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Dominion Resources, Inc., 3.66% Sr. Nts., Series A, 11/15/06                      43,845,000         43,608,193
                                                                                                ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $1,688,270,659)                             1,670,588,198
----------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.9%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank,
4.95%, 8/1/06 (Cost $58,667,000)                                                  58,667,000         58,667,000
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $6,204,425,148)                                          6,369,956,811
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2% 3
----------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Whitehawk CDO Funding Corp., 5.379%, 9/15/06                                      10,000,000         10,000,000
----------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.0%
Protective Life Insurance Co., 5.605%, 8/28/07                                     1,000,000          1,000,000


4       |       Oppenheimer Quest Balanced Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED CONTINUED
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.10% in joint repurchase agreement (Principal
Amount/Value $3,200,000,000, with a maturity value of $3,200,471,111)
with Nomura Securities, 5.30%, dated 7/31/06, to be repurchased at
$3,331,840 on 8/1/06, collateralized by U.S. Agency Mortgages, 0.00%--6%,
11/15/18--6/25/43, with a value of $3,264,000,000                                  3,331,350    $     3,331,350
                                                                                                ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $14,331,350)                                                                                   14,331,350
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,218,756,498)                                      100.0%     6,384,288,161
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          0.0          1,256,006
                                                                                --------------------------------
Net Assets                                                                             100.0%   $ 6,385,544,167
                                                                                ================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 6,221,130,704
                                                 ================

Gross unrealized appreciation                    $   328,180,715
Gross unrealized depreciation                       (165,023,258)
                                                 ----------------
Net unrealized appreciation                      $   163,157,457
                                                 ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


5       |       Oppenheimer Quest Balanced Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2006, the Fund had on loan securities valued at $13,685,430, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $14,331,350 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


6       |       Oppenheimer Quest Balanced Fund



Oppenheimer Small- & Mid- Cap Value Fund


--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.0%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.7%
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.5%
Boyd Gaming Corp.                                                                    875,000    $    29,347,500
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                1,200,000         28,716,000
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                         750,000         24,802,500
----------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                    1,525,000         51,804,250
----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                            575,000         30,233,500
                                                                                                ----------------
                                                                                                    164,903,750
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
Harman International Industries, Inc.                                                500,000         40,100,000
----------------------------------------------------------------------------------------------------------------
Jarden Corp. 1                                                                     1,000,000         28,990,000
                                                                                                ----------------
                                                                                                     69,090,000
----------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
ValueVision Media, Inc., Cl. A 1,2                                                 2,500,000         26,900,000
----------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Marvel Entertainment, Inc. 1                                                       2,025,000         35,802,000
----------------------------------------------------------------------------------------------------------------
MEDIA--4.4%
Cablevision Systems Corp. New York Group, Cl. A                                    1,500,000         33,375,000
----------------------------------------------------------------------------------------------------------------
Clear Channel Outdoor Holdings, Inc., Cl. A 1                                      1,500,000         30,780,000
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                     1,600,000         34,960,000
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                   1,600,000         33,888,000
                                                                                                ----------------
                                                                                                    133,003,000
----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
GameStop Corp., Cl. A 1                                                              400,000         16,644,000
----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Oxford Industries, Inc.                                                              450,000         15,957,000
----------------------------------------------------------------------------------------------------------------
Quicksilver, Inc. 1                                                                2,500,000         32,375,000
----------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                          282,631          5,033,658
                                                                                                ----------------
                                                                                                     53,365,658
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
----------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc., Cl. A 1                                                  750,000         18,345,000
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.3%
Bunge Ltd.                                                                         1,000,000         54,580,000
----------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                2,000,000         43,000,000
                                                                                                ----------------
                                                                                                     97,580,000
----------------------------------------------------------------------------------------------------------------
ENERGY--7.5%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.7%
Dresser-Rand Group, Inc. 1                                                         1,300,000         29,601,000
----------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. 1                                                             200,000         12,604,000
----------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                       400,000         26,816,000
----------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                          400,000         11,948,000
                                                                                                ----------------
                                                                                                     80,969,000
----------------------------------------------------------------------------------------------------------------
OIL & GAS--4.8%
Arch Coal, Inc.                                                                      500,000         18,970,000
----------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                      1,000,000         16,000,000


1       |       Oppenheimer Small- & Mid- Cap Value Fund

--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Murphy Oil Corp.                                                                     600,001    $    30,876,030
----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                                 700,000         34,930,000
----------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                700,000         19,677,000
----------------------------------------------------------------------------------------------------------------
Valero GP Holdings LLC 1                                                           1,000,000         21,840,000
                                                                                                ----------------
                                                                                                    142,293,030
----------------------------------------------------------------------------------------------------------------
FINANCIALS--21.2%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Affiliated Managers Group, Inc. 1                                                    650,000         59,507,500
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                        210,000         29,792,700
----------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                            750,000         17,482,500
                                                                                                ----------------
                                                                                                    106,782,700
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
Cullen/Frost Bankers, Inc.                                                           275,000         16,148,000
----------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                              800,000         37,576,000
----------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                        550,000         45,177,000
                                                                                                ----------------
                                                                                                     98,901,000
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
CIT Group, Inc.                                                                      675,000         30,989,250
----------------------------------------------------------------------------------------------------------------
INSURANCE--8.2%
Aon Corp.                                                                            900,000         30,807,000
----------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                826,700         78,214,087
----------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                  1,000,000         38,350,000
----------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                         1,200,000         22,644,000
----------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                    1,200,000         41,160,000
----------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                1,200,000         33,948,000
                                                                                                ----------------
                                                                                                    245,123,087
----------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
BioMed Realty Trust, Inc.                                                          1,000,000         29,810,000
----------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                   1,400,000         27,930,000
                                                                                                ----------------
                                                                                                     57,740,000
----------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Grubb & Ellis Co. 1,2                                                              2,200,000         17,798,000
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                                                          600,000         21,498,000
----------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                       2,100,000         29,631,000
----------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                600,000         25,476,000
                                                                                                ----------------
                                                                                                     76,605,000
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.1%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Invitrogen Corp. 1                                                                   650,000         40,163,500
----------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                  1,150,000         29,187,000
                                                                                                ----------------
                                                                                                     69,350,500
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Fisher Scientific International, Inc. 1                                              500,000         37,055,000


2       |       Oppenheimer Small- & Mid- Cap Value Fund

--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Coventry Health Care, Inc. 1                                                         800,000    $    42,160,000
----------------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                                       600,000         30,012,000
----------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                     1,300,000         58,838,000
----------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                              520,900         20,299,473
                                                                                                ----------------
                                                                                                    151,309,473
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Sepracor, Inc. 1                                                                     300,000         14,820,000
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.3%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Empresa Brasileira de Aeronautica SA, ADR                                          1,000,000         34,530,000
----------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                       950,000         38,351,500
                                                                                                ----------------
                                                                                                     72,881,500
----------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
PGT, Inc. 1                                                                          932,145         14,681,284
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
TeleTech Holdings, Inc. 1                                                            587,104          7,397,510
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Foster Wheeler Ltd. 1                                                              1,050,000         40,047,000
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.7%
AMETEK, Inc.                                                                         900,000         38,178,000
----------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                                        300,000         25,848,000
----------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                                   450,000         17,887,500
                                                                                                ----------------
                                                                                                     81,913,500
----------------------------------------------------------------------------------------------------------------
MACHINERY--3.6%
Actuant Corp., Cl. A                                                                 650,000         28,606,500
----------------------------------------------------------------------------------------------------------------
IDEX Corp.                                                                           500,000         21,725,000
----------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                1,350,000         57,888,000
                                                                                                ----------------
                                                                                                    108,219,500
----------------------------------------------------------------------------------------------------------------
MARINE--1.0%
Alexander & Baldwin, Inc.                                                            750,000         30,075,000
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Hunt (J.B.) Transport Services, Inc.                                               2,100,000         43,197,000
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.0%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Finisar Corp. 1                                                                    7,500,000         21,000,000
----------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                           1,500,000         20,175,000
                                                                                                ----------------
                                                                                                     41,175,000
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Hutchinson Technology, Inc. 1                                                      1,000,000         18,050,000
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
Agilent Technologies, Inc. 1                                                       1,850,000         52,614,000
----------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                                400,000         22,432,000
                                                                                                ----------------
                                                                                                     75,046,000
----------------------------------------------------------------------------------------------------------------
IT SERVICES--0.8%
BISYS Group, Inc. (The) 1                                                          2,000,000         24,560,000


3       |       Oppenheimer Small- & Mid- Cap Value Fund

--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
Conexant Systems, Inc. 1                                                           6,000,000    $    10,740,000
----------------------------------------------------------------------------------------------------------------
SOFTWARE--6.3%
Activision, Inc. 1                                                                 5,000,000         59,750,000
----------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                  5,000,000         34,950,000
----------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                     3,500,000         22,715,000
----------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                      2,750,000         25,465,000
----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                   2,500,000         44,750,000
                                                                                                ----------------
                                                                                                    187,630,000
----------------------------------------------------------------------------------------------------------------
MATERIALS--6.2%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--2.6%
Celanese Corp., Series A                                                           1,000,000         19,210,000
----------------------------------------------------------------------------------------------------------------
Chemtura Corp.                                                                     4,000,000         34,440,000
----------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                 1,550,000         24,319,500
                                                                                                ----------------
                                                                                                     77,969,500
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Texas Industries, Inc.                                                               650,000         32,097,000
----------------------------------------------------------------------------------------------------------------
METALS & MINING--2.5%
Phelps Dodge Corp.                                                                   375,000         32,752,500
----------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                 200,000         11,604,000
----------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                            500,000         31,535,001
                                                                                                ----------------
                                                                                                     75,891,501
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Level 3 Communications, Inc. 1                                                     5,000,000         19,550,000
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Crown Castle International Corp. 1                                                   900,000         31,707,000
----------------------------------------------------------------------------------------------------------------
UTILITIES--6.4%
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.4%
AES Corp. (The) 1                                                                  2,200,000         43,692,000
----------------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                                     1,750,000         46,497,500
----------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                   250,000         12,312,500
                                                                                                ----------------
                                                                                                    102,502,000
----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Southern Union Co.                                                                 1,000,000         27,140,000
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.1%
CMS Energy Corp. 1                                                                 4,500,000         63,045,000
                                                                                                ----------------
Total Common Stocks (Cost $2,785,592,417)                                                         2,930,884,743


4       |       Oppenheimer Small- & Mid- Cap Value Fund

--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.7%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 1.65% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$20,839,021 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost
$20,836,000)                                                                    $ 20,836,000    $    20,836,000
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,806,428,417)                                       98.7%     2,951,720,743
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          1.3         37,889,948
                                                                                --------------------------------
Net Assets                                                                             100.0%   $ 2,989,610,691
                                                                                ================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows

                                              SHARES            GROSS            GROSS            SHARES
                                    OCTOBER 31, 2005        ADDITIONS       REDUCTIONS     JULY 31, 2006
---------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                  2,000,000               --        2,000,000                --
Grubb & Ellis Co.                                 --        2,200,000               --         2,200,000
Horizon Lines, Inc., Cl. A                 2,500,000               --        2,500,000                --
NorthStar Realty Finance Corp.             2,000,000          500,000        2,500,000                --
ValueVision Media, Inc., Cl. A             2,000,000          600,000          100,000         2,500,000

                                                                              DIVIDEND          REALIZED
                                                                VALUE           INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc.                               $          --    $   1,131,158     $     169,735
Grubb & Ellis Co.                                          17,798,000               --                --
Horizon Lines, Inc., Cl. A                                         --          473,297           668,750
NorthStar Realty Finance Corp.                                     --        1,275,000         6,312,394
ValueVision Media, Inc., Cl. A                             26,900,000               --           (44,164)
                                                        -------------------------------------------------
                                                        $  44,698,000    $   2,879,455     $   7,106,715
                                                        =================================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 2,820,402,272
                                                 ================

Gross unrealized appreciation                    $   242,903,473
Gross unrealized depreciation                       (111,585,003)
                                                 ----------------
Net unrealized appreciation                      $   131,318,470
                                                 ================


5       |       Oppenheimer Small- & Mid- Cap Value Fund

--------------------------------------------------------------------------------

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


6       |       Oppenheimer Small- & Mid- Cap Value Fund



Oppenheimer Quest Opportunity Value Fund



--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--74.4%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Marriott International, Inc., Cl. A                                                  329,800    $    11,602,364
----------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
Liberty Media Holding Corp.-Interactive, Series A 1                                1,153,750         19,002,263
----------------------------------------------------------------------------------------------------------------
MEDIA--6.5%
Liberty Global, Inc., Series A                                                     1,584,322         34,617,436
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                   1,606,728         34,030,499
----------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                      350,510         28,605,121
                                                                                                ----------------
                                                                                                     97,253,056
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
----------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Constellation Brands, Inc., Cl. A 1                                                  422,800         10,341,688
----------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                            163,600         11,504,352
                                                                                                ----------------
                                                                                                     21,846,040
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Wal-Mart Stores, Inc.                                                                327,300         14,564,850
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
ConAgra Foods, Inc.                                                                  259,400          5,577,100
----------------------------------------------------------------------------------------------------------------
Nestle SA                                                                             64,931         21,277,824
                                                                                                ----------------
                                                                                                     26,854,924
----------------------------------------------------------------------------------------------------------------
TOBACCO--3.8%
Altria Group, Inc.                                                                   714,000         57,098,580
----------------------------------------------------------------------------------------------------------------
ENERGY--4.0%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co.                                                                      198,000          6,605,280
----------------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
BP plc, ADR                                                                          340,400         24,685,808
----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                    263,800         17,869,812
----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                   56,500          5,763,000
----------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                           51,100          4,695,068
                                                                                                ----------------
                                                                                                     53,013,688
----------------------------------------------------------------------------------------------------------------
FINANCIALS--16.4%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.9%
Bear Stearns Cos., Inc. (The)                                                         52,600          7,462,362
----------------------------------------------------------------------------------------------------------------
UBS AG                                                                               658,112         35,805,614
                                                                                                ----------------
                                                                                                     43,267,976
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Wachovia Corp.                                                                       477,400         25,602,962
----------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.6%
Capital One Financial Corp.                                                          303,900         23,506,665
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
Bank of America Corp.                                                                685,900         35,344,427
----------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert SA                                                          200,000         21,077,104
                                                                                                ----------------
                                                                                                     56,421,531
----------------------------------------------------------------------------------------------------------------
INSURANCE--5.1%
Everest Re Group Ltd.                                                                234,600         22,195,506
----------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                    563,000         21,591,050


1       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Genworth Financial, Inc., Cl. A                                                      625,100    $    21,440,930
----------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                  337,300          9,542,217
                                                                                                ----------------
                                                                                                     74,769,703
----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                                                          330,800         11,852,564
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                          127,500          7,377,150
                                                                                                ----------------
                                                                                                     19,229,714
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--8.8%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.6%
Amgen, Inc. 1                                                                        146,300         10,202,962
----------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                        483,600          4,695,756
----------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                    476,000         12,080,880
----------------------------------------------------------------------------------------------------------------
Myogen, Inc. 1                                                                       158,200          4,882,052
----------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                        732,964          6,640,654
                                                                                                ----------------
                                                                                                     38,502,304
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Boston Scientific Corp. 1                                                            281,500          4,788,315
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.1%
WellPoint, Inc. 1                                                                    216,000         16,092,000
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.8%
Medicines Co. (The) 1                                                                261,600          5,480,520
----------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                       1,069,300         27,791,107
----------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                               797,900         37,812,481
                                                                                                ----------------
                                                                                                     71,084,108
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.5%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira de Aeronautica SA, ADR 2                                          180,500          6,232,665
----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                           1,435,500         25,709,805
----------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                            372,600         23,171,994
                                                                                                ----------------
                                                                                                     55,114,464
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                                                      2,236,200         33,565,362
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Gamesa Corporacion Tecnologica SA                                                    400,000          8,533,034
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
Siemens AG, Sponsored ADR                                                            356,800         28,804,464
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.4%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 1                                                              1,260,400         22,498,140
----------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                             577,500          7,767,375
----------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                       111,500          3,931,490
                                                                                                ----------------
                                                                                                     34,197,005
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
Hutchinson Technology, Inc. 1                                                        334,500          6,037,725
----------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                142,800         11,054,148
                                                                                                ----------------
                                                                                                     17,091,873


2       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
eBay, Inc. 1                                                                         419,900    $    10,106,993
----------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                       146,400          3,973,296
                                                                                                ----------------
                                                                                                     14,080,289
----------------------------------------------------------------------------------------------------------------
SOFTWARE--10.0%
Compuware Corp. 1                                                                  2,036,600         14,235,834
----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    2,223,200         53,423,496
----------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                     2,036,300         13,215,587
----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                     982,300         17,583,170
----------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2,3                                          4,722,550         50,578,511
                                                                                                ----------------
                                                                                                    149,036,598
----------------------------------------------------------------------------------------------------------------
MATERIALS--0.6%
----------------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Companhia Vale do Rio Doce, Sponsored ADR 2                                          423,400          8,425,660
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IDT Corp., Cl. B 1                                                                 1,553,700         20,788,506
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                                                  461,100          9,129,780
----------------------------------------------------------------------------------------------------------------
UTILITIES--2.9%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Reliant Energy, Inc. 1                                                             1,106,800         13,923,544
----------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.0%
AES Corp. (The) 1                                                                  1,479,000         29,372,940
                                                                                                ----------------
Total Common Stocks (Cost $1,109,287,022)                                                         1,103,169,842

                                                                                 PRINCIPAL
                                                                                   AMOUNT
----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.0%
----------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.385%, 8/3/11 4,5,6               $  3,000,000          3,000,000
----------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts.:
Cl. A-I, 10.52%, 6/6/08 4,5                                                        3,000,000          2,982,600
Cl. A-I, 12.52%, 6/6/08 4,5                                                        3,000,000          3,007,650
----------------------------------------------------------------------------------------------------------------
Successor Hurricane Modeled Ltd. Catastrophe Linked Nts., Cl. B-I, 15.92%,
12/6/07 4,5                                                                        3,000,000          2,986,800
----------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Catastrophe Linked Nts., Series
A-I, 9.52%, 6/6/08 4,5                                                             3,000,000          3,008,100
                                                                                                ----------------
Total Structured Notes (Cost $15,000,000)                                                            14,985,150
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--24.8% 7
----------------------------------------------------------------------------------------------------------------
Undivided interest of 29.10% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$368,284,393 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145
(Cost $368,231,000)                                                              368,231,000        368,231,000


3       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,492,518,022)                                        $ 1,486,385,992
----------------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.1% 8
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
Undivided interest of 0.98% in joint repurchase agreement (Principal
Amount/Value $3,200,000,000, with a maturity value of $3,200,471,111)
with Nomura Securities, 5.30%, dated 7/31/06, to be repurchased at
$31,457,644 on 8/1/06, collateralized by U.S. Agency Mortgages, 0.00%--
6%, 11/15/18--6/25/43, with a value of $3,264,000,000 (Cost $31,453,009)        $ 31,453,009         31,453,009
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,523,971,031)                                      102.3%     1,517,839,001
----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                   (2.3)       (33,485,975)
                                                                                --------------------------------
Net Assets                                                                             100.0%   $ 1,484,353,026
                                                                                ================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES          GROSS             GROSS             SHARES
                             OCTOBER 31, 2005      ADDITIONS        REDUCTIONS      JULY 31, 2006
--------------------------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc.                      3,996,250        726,300                --          4,722,550

                                                                                         DIVIDEND
                                                                         VALUE             INCOME
--------------------------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc.                                                   $  50,578,511      $          --

4. Represents the current interest rate for a variable or increasing rate security.

5. Illiquid security. The aggregate value of illiquid securities as of July 31, 2006 was $14,985,150, which represents 1.01% of the Fund's net assets. See accompanying Notes.

6. When-issued security or forward commitment to be delivered and settled after July 31, 2006. See accompanying Notes.

7. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                                              SHARES
                                                                          SOLD SHORT              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCK SECURITIES SOLD SHORT--(13.2)% 1
--------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                  (37,660)     $  (4,158,417)
--------------------------------------------------------------------------------------------------------
Arkema 2                                                                      (3,190)          (123,633)
--------------------------------------------------------------------------------------------------------
Fidelity NASDAQ Composite Index-Tracking                                  (1,403,600)      (115,319,776)
--------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                (316,500)       (11,311,710)
--------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                  (463,500)        (8,746,245)
--------------------------------------------------------------------------------------------------------
Imerys SA                                                                    (22,760)        (1,652,836)
--------------------------------------------------------------------------------------------------------
Lafarge SA                                                                   (19,460)        (2,354,072)
--------------------------------------------------------------------------------------------------------
Nasdaq-100 Unit Investment Trust                                          (1,043,100)       (38,699,010)
--------------------------------------------------------------------------------------------------------
Suez SA                                                                     (124,960)        (5,181,393)
--------------------------------------------------------------------------------------------------------
Total SA                                                                    (127,600)        (8,679,551)
                                                                                          --------------
TOTAL COMMON STOCK SECURITIES SOLD SHORT (PROCEEDS $207,935,060)                          $(196,226,643)


4       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

1. Collateral on short sales was segregated by the Fund in the amount of $337,684,844, which represented 172.09% of the market value of securities sold short. See accompanying Notes.

2. Partial or fully-loaned security. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 1,528,016,260
                                                 ================

Gross unrealized appreciation                    $   111,888,788
Gross unrealized depreciation                       (134,485,894)
                                                 ----------------
Net unrealized depreciation                      $   (22,597,106)
                                                 ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of July 31, 2006, the market value of these securities comprised 1.0% of the Fund's net assets and resulted in unrealized cumulative losses of $14,850.


5       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $3,000,000 of securities issued on a when-issued basis or forward commitment.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund records the proceeds as a deposit with the broker in its Statement of Assets and Liabilities in the annual and semiannual reports. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


6       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended July 31, 2006 was as follows:

                                                             CALL OPTIONS
                                   ---------------------------------------
                                      NUMBER OF                 AMOUNT OF
                                      CONTRACTS                  PREMIUMS
--------------------------------------------------------------------------
Options outstanding as of
October 31, 2005                            --             $          --
Options written                          4,587                 1,468,148
Options closed or expired               (1,587)                 (149,269)
Options exercised                       (3,000)               (1,318,879)
                                   ---------------------------------------
Options outstanding as of
July 31, 2006                               --             $         --
                                   =======================================

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of July 31, 2006 is as follows:

                                                           NOTIONAL         ANNUAL
                                                             AMOUNT       INTEREST
                                                    RECEIVED BY THE      RATE PAID
                                                          FUND UPON         BY THE            UNREALIZED
COUNTERPARTY        REFERENCED DEBT OBLIGATION         CREDIT EVENT           FUND          DEPRECIATION
---------------------------------------------------------------------------------------------------------
Deutsche Bank       Static ABS                         $125,000,000           3.15 %        $  2,415,178

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from


7       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of July 31, 2006 is as follows:

                                                                              ANNUAL
                                                           NOTIONAL         INTEREST
                                                     AMOUNT PAID BY             RATE
                                                      THE FUND UPON      RECEIVED BY          UNREALIZED
COUNTERPARTY        REFERENCED DEBT OBLIGATION         CREDIT EVENT         THE FUND        APPRECIATION
---------------------------------------------------------------------------------------------------------
Deutsche Bank       Static ABS                          $20,500,000            19.25 %      $  2,733,289

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of July 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                   NOTIONAL     TERMINATION       UNREALIZED
COUNTERPARTY       SWAP DESCRIPTION                                                      AMOUNT            DATE     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
                   Long: Goldman Sachs International pays movement of Groupe      $  1,624,996*         6/21/07    $  12,737,958
                   Bruxelles Lambert SA and Counterparty pays One-Month
                   EURIBOR +40 basis points spread; Short: Counterparty pays
Oppenheimer        movement of basket of underlying securities and Goldman
Quest              Sachs International pays sum of One-Month EURIBOR -50
Opportunity        basis points spread. Net amount at maturity of Long and
Value Fund         Short.

Notional amount is reported in U.S. Dollars, except for those denoted in the following currency:

*EURO

Abbreviation is as follows:

EURIBOR     Euro Interbank Offered Rate

ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in


8       |       Oppenheimer Quest Opportunity Value Fund

--------------------------------------------------------------------------------

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

the form of a substitute payment received from the borrower. As of July 31, 2006, the Fund had on loan securities valued at $30,573,428, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $31,453,009 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


9       |       Oppenheimer Quest Opportunity Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006